UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 516-390-5565

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

FORM N-PX SPREADSHEET*

REGISTRANT NAME: SPIRIT OF AMERICA INVESTMENT FUND, INC.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2008 - 06/30/2009

REGISTRANT ADDRESS: 477 JERICHO TURNPIKE P.O. BOX 9006 SYSOSSET, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Biomed Realty Trust	BMR	09063H107	5/27/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	For	For
Senior Housing Properties Trust	SNH	81721M109	5/18/2009	Election of directors	Issuer	Yes	For	For
Lexington Realty Trust	LXP	529043101	5/19/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Glimcher Realty Trust	GRT	379302102	5/7/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Tanger Factory Outlet Centers	SKT	31246372	3/11/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	For	For
Avalon Bay Communities	AVB	053484101	5/21/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	For	For
Essex Property Trust	ESS	297178105	5/5/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
National Retail Properties	NNN	637417106	5/15/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Regency Centers	REG	758849103	5/5/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Cogdell Spencer Inc.	CSA	19238U107	5/6/2009	Election of directors, ratification of auditor	Issuer	No	Abstain
Simon Property Group	SPG	828806109	5/8/2009	Election of directors, amend charter, ratification of auditor	Issuer	Yes	For	For
National Health Investors	NHI	63633D104	5/1/2009	Election of directors, amend articles of incorporation, authorize equity award plan, ratification of auditor	Issuer	Yes	For	For
Associated Estates Realty	AEC	045604105	5/6/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Healthcare REIT	HCN	42217K106	5/7/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	For	For
Host Hotels and Resorts	HST	44107P104	5/14/2009	Election of directors, amend charter, ratification of auditor	Issuer	Yes	For	For
American Campus Communities	ACC	024835100	5/7/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Colonial Properties Trust	CLP	195872106	4/22/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Macerich Company	MAC	554382101	6/8/2009	Election of directors, approval of equity award plan, ratification of auditor, amendment to charter	Issuer	Yes	For	For
Annaly Capital Management	NLY	035710409	5/29/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Brandywine Realty Trust	BDN	105368203	6/2/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Developers Diversified Realty	DDR	251591103	6/25/2009	Election of directors, approval of equity award plan, ratification of auditor, amendment to charter	Issuer	Yes	Withhold	Against

Ashford Hospitality Trust	AHT	44103109	5/19/2009	Election of directors, approval of equity award plan, ratification of auditor, amendment to charter	Shareholder	Yes	Against	For
Sunstone Hotel Investors	SHO	867892101	5/6/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Ventas Inc	VTR	92276F100	5/7/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
HCP, Inc.	HCP	40414L109	4/23/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	For	For
Apartment Investment Management	AIV	03748R101	4/27/2009	Election of directors, ratification of auditor, amendment to charter	Shareholder	Yes	For	For
Realty Income Corp	O	756109104	5/12/2009	Election of directors, ratification of auditor	Issuer	Yes	For	For
Lasalle Hotel Properties	LHO	517942108	4/23/2009	Election of directors, approval of incentive plan, ratification of auditor	Issuer	Yes	Against	Against

REGISTRANT NAME: SPIRIT OF AMERICA INVESTMENT FUND, INC.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2008 - 06/30/2009

REGISTRANT ADDRESS: 477 JERICHO TURNPIKE P.O. BOX 9006 SYSOSSET, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): SPIRIT OF AMERICA LARGE CAP VALUE FUND

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Merck	MRK	589331107	4/28/09	N/A	Issuer	No	N/A	N/A

Proxies received by the Fund were generally voted in a timely manner in accordance with the registrant’s Proxy Voting Policies and Procedures. However, due to unforeseen circumstances, the records of the proxies, the matters to be voted upon, and how the Fund voted on such matters are not available, and therefore are not able to be accurately disclosed herein. Controls and procedures have been instituted to ensure that all voting records will be available for disclosure in future periods.

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2008 through June 30, 2009.

SPIRIT OF AMERICA INCOME FUND

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2008 through June 30, 2009.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Prinicpal Executive Officer (Principal Executive Officer)

Date August 21, 2009

*	Print the name and title of each signing officer under his or her signature.